Asset Retirement Obligations - Asset Retirement Obligations (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation [Line Items]
Opening balance, January 1	CAD 24	CAD 23
Accretion	1	1
Liabilities settled	(1)
Revision to estimated cash flows	(1)
Closing balance, December 31	CAD 23	CAD 24